Segments of Business and Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2014		Sep. 28, 2014		Jun. 29, 2014		Mar. 30, 2014		Dec. 29, 2013		Sep. 29, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Sales by segment of business
Total	$ 18,254	[1]	$ 18,467	[2]	$ 19,495	[3]	$ 18,115	[4]	$ 18,355	[5]	$ 17,575	[6]	$ 17,877	[7]	$ 17,505	[8]	$ 74,331	$ 71,312	$ 67,224
United States [Member]
Sales by segment of business
Total																	34,782	31,910	29,830
Consumer [Member]
Sales by segment of business
Total																	14,496	14,697	14,447
Total	3,606	[1]	3,589	[2]	3,744	[3]	3,557	[4]	3,753	[5]	3,611	[6]	3,658	[7]	3,675	[8]
Consumer [Member] | United States [Member]
Sales by segment of business
Total																	5,096	5,162	5,046
Consumer [Member] | International [Member]
Sales by segment of business
Total																	9,400	9,535	9,401
Pharmaceutical [Member]
Sales by segment of business
Total																	32,313	28,125	25,351
Total	7,999	[1]	8,307	[2]	8,509	[3]	7,498	[4]	7,296	[5]	7,036	[6]	7,025	[7]	6,768	[8]
Pharmaceutical [Member] | United States [Member]
Sales by segment of business
Total																	17,432	13,948	12,421
Pharmaceutical [Member] | International [Member]
Sales by segment of business
Total																	14,881	14,177	12,930
Medical Devices [Member]
Sales by segment of business
Total																	27,522	28,490	27,426
Total	6,649	[1]	6,571	[2]	7,242	[3]	7,060	[4]	7,306	[5]	6,928	[6]	7,194	[7]	7,062	[8]
Medical Devices [Member] | United States [Member]
Sales by segment of business
Total																	12,254	12,800	12,363
Medical Devices [Member] | International [Member]
Sales by segment of business
Total																	$ 15,268	$ 15,690	$ 15,063

[1]	The fourth quarter of 2014 includes litigation expense, primarily related to product liability and patent litigation of $652 million after-tax ($692 million before-tax), Synthes integration costs of $237 million after-tax ($325 million before-tax) and $115 million after-tax ($156 million before-tax) from impairment of in-process research and development.
[2]	The third quarter of 2014 includes an additional year of the Branded Prescription Drug Fee of $220 million after and before tax, litigation expense of $231 million after-tax ($285 million before-tax), Synthes integration costs of $130 million after-tax ($167 million before-tax) and $111 million after-tax ($126 million before-tax) for costs associated with the DePuy ASRTM Hip program. Additionally, the fiscal third quarter of 2014 includes a net gain of $1.1 billion after-tax ($1.9 billion before-tax) for the divestiture of the Ortho-Clinical Diagnostics business.
[3]	The second quarter of 2014 includes litigation expense of $342 million after-tax ($276 million before-tax) and Synthes integration costs of $104 million after-tax ($144 million before-tax).
[4]	The first quarter of 2014 includes Synthes integration costs of $84 million after-tax ($118 million before-tax) and a $398 million tax benefit associated with Conor Medsystems.
[5]	The fourth quarter of 2013 includes net litigation expense of $227 million after-tax ($506 million before-tax), Synthes integration/transaction costs $110 million after-tax ($181 million before-tax), $294 million after-tax ($338 million before-tax) from impairment of in-process research and development and $118 million after-tax ($134 million before-tax) for costs associated with the DePuy ASR™ Hip program and a $707 million tax benefit associated with Scios Inc.
[6]	The third quarter of 2013 includes net litigation expense of $720 million after-tax ($872 million before-tax), Synthes integration/transaction costs of $103 million after-tax ($122 million before-tax) and $126 million after-tax ($178 million before-tax) from impairment of in-process research and development.
[7]	The second quarter of 2013 includes net litigation expense of $308 million after-tax ($375 million before-tax) and Synthes integration/transaction costs of $87 million after-tax ($122 million before-tax).
[8]	The first quarter of 2013 includes Synthes integration/transaction costs of $183 million after-tax ($258 million before-tax) and net litigation expense of $391 million after-tax ($529 million before-tax).